Business Combinations - Summary of Preliminary Fair Value of The Identifiable Tangible and Intangible Assets and Liabilities (Parenthetical) (Detail) $ in Billions	Dec. 01, 2022 USD ($)
MUFG Union Bank [Member]
Business Acquisition [Line Items]
Discounted liability for excess capital received	$ 3.5